Consolidated Statement of Changes in Equity (Parenthetical) £ in Millions	12 Months Ended
Dec. 31, 2017 GBP (£)
Statement of changes in equity [abstract]
Gains and losses on financial liabilities relating to own credit in other comprehensive income	£ 18